Risk Management (Details 23) - Prudential - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Calculation basis - Capital Adequacy Ratio
Tier I capital		R$ 100,831,668	R$ 90,322,147
Common Equity		91,271,701	81,090,060
Shareholders' equity		133,723,221	121,120,869
Minority / Other		106,302	169,606
Prudential adjustments	[1]	(42,557,822)	(40,200,415)
Additional Capital	[2]	9,559,967	9,232,087
Tier II capital		24,443,737	27,618,026
Subordinated debts (Resolution No. 4.192/13)		21,324,281	22,416,933
Subordinated debts (prior to Resolution No. 4.192/13)		3,119,456	5,201,093
Reference Equity (a)		125,275,405	117,940,173
Credit risk		680,907,697	598,057,619
Market risk	[3]	13,571,488	10,407,258
Operational risk		64,572,141	53,150,786
Risk-weighted assets - RWA (b)		759,051,326	661,615,663
Banking Book's Interest Rate Risk		3,535,922	5,180,343
Margin (Capital Buffer)	[4]	R$ 32,022,015	R$ 34,911,835
Basel ratio (a/b)		16.50%	17.80%
Tier I capital		13.30%	13.70%
- Principal capital		12.00%	12.30%
- Additional Capital		1.30%	1.40%
Tier II capital		3.20%	4.20%

[1]	According to CMN Resolution No. 4,192/13, as from January 2018, the factor applied to prudential adjustments is 100%;
[2]	Authorization of subordinated debts to compose Tier I in the amount of R$4,179 thousand (R$1,737 thousand in December 2018 and R$2,442 thousand in January 2019).
[3]	For purposes of calculation of the market risk, the capital requirement will be the maximum between the internal model and 80% of the standard model, pursuant to Circular Letters No. 3,646 and 3,674 of the Central Bank of Brazil;
[4]	Margin: Minimum (PR - PRE - IRRBB; PR Level I - RWA*6%; PR - RWA*4.5%) - Additional Common Equity;